Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 2,856	$ 2,609	$ 3,229
Other comprehensive income (loss), before tax and net of reclassification adjustments:
Foreign currency translation	208	337	(280)
Unrealized gains on investments, net	234	99	57
Tax (expense) benefit on unrealized gains (losses) on investments, net	(93)	(6)	(35)
Unrealized gains (losses) on hedging activities, net	(51)	(127)	58
Tax (expense) benefit on unrealized gains (losses) on hedging activities, net	2	4	(1)
Other comprehensive income (loss), net tax	300	307	(201)
Comprehensive income	$ 3,156	$ 2,916	$ 3,028